Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and applicable rules and regulations of the Securities and Exchange Commissions (the“SEC”) regarding unaudited interim financial information. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s Condensed Consolidated Balance Sheets, Statements of Operations, and Cash Flows for the interim periods presented. Operating results for the interim periods presented are not necessarily indicative of the results of operations to be expected for the full year due to seasonal and other factors. Certain information and footnote disclosures normally included in the consolidated financial statements in accordance with US GAAP have been omitted in accordance with the rules and regulations of the SEC. Accordingly, these unaudited interim condensed consolidated financial statements and footnotes should be read in conjunction with the audited consolidated financial statements and accompanying notes thereto for the year ended December 31, 2013 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 31, 2014.

Basis of Presentation
The accompanying consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and applicable rules and regulations of the Securities and Exchange Commissions (the “SEC”) regarding consolidated financial information.

Principles of Consolidation
Principles of Consolidation

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in the accompanying unaudited interim condensed consolidated financial statements.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in the accompanying consolidated financial statements.

Use of Estimates
Use of Estimates

The Company’s unaudited interim condensed consolidated financial statements are prepared in conformity with US GAAP, which requires management to make estimates and assumptions that affect the amounts reported and disclosed in the condensed consolidated financial statements and the accompanying notes. Actual results could differ materially from these estimates. The Company’s most significant estimates relate to the accounts receivable allowance, the valuation allowance on deferred tax assets, the valuation of stock options, the valuation of contingent consideration from historical business combinations, and the value of intangible assets and goodwill.

Use of Estimates
The Company’s consolidated financial statements are prepared in conformity with US GAAP, which requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying notes. Actual results could differ materially from these estimates. The Company’s most significant estimates relate to the accounts receivable allowance, the valuation allowance on deferred tax assets, the valuation of stock options, the valuation of contingent consideration from historical business combinations, and the value of intangible assets and goodwill.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents. The Company maintains cash balances that may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits.  The Company maintains its cash deposits with major financial institutions.

Restricted Cash
Restricted Cash
Restricted cash at December 31, 2013 and 2012, represents two security deposits. One is to be maintained in the form of an unconditional, irrevocable letter of credit issued to the benefit of the landlord for the corporate office space the Company has leased. The other is in the form of a deposit that will be held until the Company no longer occupies the office space for NYPG. The letter of credit is subjected to renewal annually until the lease expires.

Accounts Receivable
Accounts Receivable
Accounts receivable are stated at gross invoice amount less an allowance for doubtful accounts and sales credits.

The Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the Company’s customers may have an inability to meet financial obligations, such as customer payment history, credit worthiness, and receivable amounts outstanding for an extended period beyond contractual terms. The Company uses assumptions and judgment, based on the best available facts and circumstances, to record an allowance to reduce the receivable to the amount expected to be collected. These allowances are re-evaluated and adjusted as additional information is received.

The allowance for doubtful accounts as of December 31, 2013 and  2012 was $343, and $243, respectively.

Property and Equipment
Property and Equipment
Property and equipment are stated at historical cost less accumulated depreciation and amortization. Depreciation and amortization expense are computed using the straight-line method over the estimated useful lives of the assets, generally, three years for computer equipment and purchased software, three to five years for furniture and equipment, the shorter of the useful life and the term of the lease for leasehold improvements.

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful life of fixed assets or whether the remaining balance of fixed assets should be evaluated for possible impairment. Long-lived assets and certain identifiable intangible assets with definite lives are reviewed for impairment in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 360 “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows (undiscounted and without interest) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company uses an estimate of the related undiscounted cash flows over the remaining life of the fixed assets in measuring their recoverability.

The Company follows the guidance of ASC Topic 350-40, “Internal-Use Software” and ASC Topic 985-20, “Costs of Software to be Sold, Leased or Marketed” in regards to the capitalization of software development costs. The Company’s unamortized capitalized costs related software to be sold, leased or marketed were $0 and $0 as of December 31, 2013 and 2012, respectively. The Company’s amortization of these capitalized software development costs for the years ended December 31, 2013 and 2012 was $0 and $279, respectively. The Company’s impairment losses was $0 and $649 for the years ended December 31, 2013 and 2012, respectively.

The Company capitalizes certain costs related to its software developed or obtained for internal use in accordance with ASC 350-40. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. Internal and external costs incurred during the application development stage, including upgrades and enhancements representing modifications that will result in significant additional functionality, are capitalized.  Software maintenance and training costs are expensed as incurred. Capitalized costs are recorded as part of property and equipment and are amortized on a straight-line basis over the software’s estimated useful life. The Company evaluates these assets for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

In accordance with ASC 985-20 “Accounting for the Cost of Computer Software to be Sold, Leased or Otherwise Marketed,” software development costs are expensed as incurred until technological feasibility (generally in the form of a working model) has been established. Research and development costs which consist primarily of salaries and fees paid to third parties for the development of software and applications are expensed as incurred. The Company capitalizes only those costs directly attributable to the development of the software. Capitalization of these costs begins upon the establishment of technological feasibility. Activities undertaken after the products are available for release to customers to correct errors or keep the product up to date are expensed as incurred. Capitalized software development costs will be amortized over the estimated economic life of the software once the product is available for general release to customers. Capitalized software development costs will be amortized over the greater of the ratio of current revenue to total projected revenue for a product or the straight-line method. The Company will periodically perform reviews of the recoverability of such capitalized software costs.

At the time a determination is made that capitalized amounts are not recoverable based on the estimated cash flows to be generated from the applicable software, any remaining capitalized amounts are written off.  During the year ended December 31, 2012 the Company recognized an impairment loss of $649, relating to non-recoverable capitalized software development costs.    The impairment charge was based on the fact that the Company will not be able to recover the value of its capitalized costs based on expected future cash flows related to its software.  The impairment charge which reduced the capitalized costs related to a specific software project to $0 were based on non-recurring Level 3 fair value measurement and which are based on unobservable inputs (which reflect the Company’s internal markets assumptions) that are supported by little or no market activity and that are significant to the fair value of the asset. No impairment losses were recognized for the year ended December 31, 2013.

Intangible Assets
Intangible Assets
The Company recorded intangible assets for its customer relationships and publisher relationships as a result of its acquisition by the Kitara Signing Holder, on August 31, 2010. The Company also recorded intangible assets for the assets acquired from NYPG for its subscribers and website on July 1, 2013.  In connection with the Company’s acquisition of Health Guru Media, the Company recorded intangible assets for their advertiser relationships, video library and domain names for Healthguru.com and Gather.com.

For intangible assets with definite useful lives, the Company amortizes the cost over the estimated useful lives and assesses any impairment by estimating the future cash flow from the associated asset in accordance with ASC Topic 350. The Company reviews annually the useful life of its intangible assets.

Goodwill
Goodwill
Goodwill represents the excess of purchase price over the fair value of identifiable net assets of companies acquired.  Goodwill and other intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually. An entity has the option to first assess qualitative factors to determine whether events or circumstances lead to a conclusion that is more likely than not that the fair value of a reporting unit is greater than its carrying amount. If an entity determines that qualitative factors indicate that it is more likely than not that the fair value of the entity exceeds the carrying amount, the two step quantitative evaluation is not necessary. The Company considered the qualitative factors related to its goodwill and determined that Goodwill was not impaired as of December 31, 2013.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue in accordance with ASC Topic 605, “Revenue Recognition.” Accordingly, the Company recognizes revenue when the following criteria have been met: persuasive evidence of an arrangement exists, no significant Company obligations remain, collection of the related receivable is reasonably assured and the amounts are fixed and determinable.

The Company’s revenues are recognized in the period that the actions occur or when services are provided and the criteria of ASC Topic 605 are met. Additionally, consistent with the provisions of ASC Topic 605-45, “Principle Agent Considerations,” (“ASC Topic 605-45”), the Company’s revenues are recorded on a gross basis and publisher expenses that are directly related to a revenue-generating event are recorded as a component of cost of revenues.

Prepayments and amounts on deposit from customers are recorded as an advertiser deposit liability and are included in either accounts payable and accrued liabilities or accounts receivable, net, in the accompanying consolidated balance sheets.

Cost of Revenues
Cost of Revenues
Cost of revenues consists of payments to publishers that are directly related to a revenue-generating event, potential sales leads and for advertisements displayed on their sites. The Company becomes obligated to make payments to publishers in the period the actions or lead-based information are delivered or occur. The Company also purchases key words on search engines in order to direct consumers to its websites.

Other Operating Expenses
Other Operating Expenses
Other operating expenses include sales and marketing expenses, technology expenses, bad debt expenses, insurance, administrative expenses and other general overhead costs. Sales and marketing expenses consist primarily of travel, trade show and marketing material costs and are charged to operations during the year in which they are incurred. Technology expenses include costs associated with the maintenance of the Company’s technology platforms, as well as costs for contracted services and supplies.

Concentration of Credit Risk and Significant Customers
Concentration of Credit Risk and Significant Customers

The Company’s largest customers accounted for approximately 39.6% (2 customers accounted for 25.1%, and 14.5% of this amount) and 47.3% (3 customers accounted for 23.4%, 12.8%, and 11.1% of this amount) of the Company’s revenues for the three months ended March 31, 2014 and 2013, respectively, and approximately 29.5% (2 customers accounted for 24.0% and 5.5% of this amount) and 44.0% (3 customers accounted for 26.3%, 9.2%, and 8.5% of this amount) of the related accounts receivable as of March 31, 2014 and 2013, respectively.  The Company’s largest vendors accounted for approximately 70.5% (3 vendors) and 43.6% (3 vendors) of the Company’s cost of revenues for the three months ended March 31, 2014 and 2013 respectively, and approximately 37.2% and 37.9% of the related accounts payable as of March 31, 2014 and 2013, respectively.  In addition, the Company had one additional vendor account for 13.0% of accounts payable as of March 31, 2014.

Kitara Media operates in a free market bid-based environment. Customer concentration is a reflection of obtaining the highest bid.

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and accounts receivable. Cash is deposited with a limited number of financial institutions. The balances held at any one financial institution may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. Accounts are insured by the FDIC up to $250. As of December 31, 2013, the Company held cash balances in excess of federally insured limits.

Credit is extended to customers based on an evaluation of their financial condition and other factors. The Company generally does not require collateral or other security to support accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts and sales credits.

Concentration of Credit Risk and Significant Customers
The Company’s largest customers accounted for approximately 52.9% (3 customers accounted for 22.2%, 15.6%, and 15.1% of this amount) and 36.5% (3 customers accounted for 12.9%, 12.7%, and 10.9% of this amount) of the Company’s revenues for the years ended December 31, 2013 and 2012, respectively, and approximately 49.4% (3 customers accounted for 12.1%, 12.8%, and 24.4% of this amount) and 15.3% (3 customers accounted for 3.7%, 10.6%, and 1.0% of this amount) of the related accounts receivable as of December 31, 2013 and 2012, respectively.  The Company had other significant customers account for an additional 31.6% (two customers accounted for 16.5% and 15.1% of this amount) as of December 31, 2012. The Company’s largest vendors accounted for approximately 37.5% (1 vendor) and 38.4% (2 vendors) of the Company’s cost of revenues for the years ended December 31, 2013 and 2012 respectively, and approximately 34.1% and 9.5% of the related accounts payable as of December 31, 2013 and 2012, respectively.  In addition, the Company had one additional vendor account for 13.2% and 23.0% of accounts payable as of December 31, 2013 and 2012, respectively.

Kitara Media operates in a free market bid-based environment. Customer concentration is a reflection of obtaining the highest bid.

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and accounts receivable. Cash is deposited with a limited number of financial institutions. The balances held at any one financial institution may be in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. Accounts are insured by the FDIC up to $250. As of December 31, 2013, the Company held cash balances in excess of federally insured limits.

Credit is extended to customers based on an evaluation of their financial condition and other factors. The Company generally does not require collateral or other security to support accounts receivable. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts and sales credits.

Business Combination
Business Combinations
For a business combination, the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree are recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the non-controlling interest in the acquiree, are recognized at their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any non-controlling interest in the acquiree, that excess in earnings are recognized as a gain attributable to the Company.

Deferred tax liabilities and assets were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10

Fair Value of Financial Instruments
Fair Value of Financial Instruments

ASC Topic 825 “Financial Instruments” requires that fair value be disclosed for the Company’s financial instruments. The Company’s financial instruments, including cash, accounts receivable, other receivables, accounts payable and accrued liabilities are carried at historical cost basis. At March 31, 2014 and December 31, 2013, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments. The contingent consideration related to a previous acquisition is measured at fair value on a recurring basis and adjusted accordingly.

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability.  A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.
•
Level 2: Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

•	Level 3: Significant unobservable inputs that cannot be corroborated by market data

Level 3 financial liabilities measured at fair value on a recurring basis consist of the contingent obligation to Skyword, the entity that sold Gather.com to Health Guru Media prior to the Company’s acquisition of Health Guru Media, for which there is no current market such that the determination of fair value requires significant judgment or estimation. Future payments are contingent on revenue levels and as a result, the liability is remeasured at fair value on a recurring basis. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The contingent consideration for the purchase of Gather.com consists of a five year arrangement to pay royalties to Skyword (“Skyward Royalty”). The Skyword Royalty is to be paid in quarterly installments and is based on revenues generated by the assets purchased. The Skyword Royalty is paid pursuant to the table below.

Skyword Royalty Payment Schedule	Royalty Rate Applied to Revenues for Stated Period
09/01/13 to 02/28/14	5%
03/01/14 to 8/31/14	15%
09/01/14 to 02/28/15	20%
03/01/15 to 09/15/17	25%

The royalty amount is capped and cannot exceed $2,000. At the end of the fifth year, there is a settlement provision. An amount representing $2,000 less the aggregate amount of Skyword Royalties paid through such fifth year is deemed the “Remainder.” If (i) the Remainder is $0, then no further action is necessary; (ii) if the Remainder is greater than $0, then Health Guru Media may pay the full dollar value of the Remainder to Skyword in full satisfaction of the obligation, or, (iii) if Health Guru Media does not exercise its option to pay the remainder in full, then Health Guru Media shall select a dollar value between $0 and the Remainder (“Settlement Value”). Skyword then has the option to accept receipt of the Settlement Value in full satisfaction or (iv) Skyword pays Health Guru Media the Settlement Value and thus reclaims all assets of the Gather business.

The asset’s or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  The following table provides a summary of the assets that are measured at fair value on a recurring basis.

	Condensed Consolidated Balance Sheet	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
March 31, 2014	$224	$-	$-	$224
December 31, 2013	$224	$-	$-	$224
The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the Three Months Ended March 31, 2014
Beginning balance at January 1, 2014	$224
Change in fair value of contingent consideration	-
Ending balance at March 31, 2014	$224

The contingent obligation to Skyword at March 31, 2014, recorded in connection with Health Guru Media’s purchase of Gather.com in September 2012, is classified within Level 3 of the valuation hierarchy. In order to determine the fair value of the contingent obligation to Skyword, using historical performance, the Company estimates the future cash flows from the Gather.com website and then applies a discount rate of 35%.  This valuation is completed quarterly and the contingent obligation is adjusted accordingly.

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s Chief Financial Officer determines its valuation policies and procedures.  The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Chief Financial Officer.

Fair Value of Financial Instruments
ASC Topic 825 “Financial Instruments” requires that fair value be disclosed for the Company’s financial instruments. The Company’s financial instruments, including cash, accounts receivable, other receivables, accounts payable and accrued liabilities are carried at historical cost basis. At December 31, 2013 and  2012, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments. The contingent consideration related to a previous acquisition is measured at fair value on a recurring basis and adjusted accordingly.

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability.  A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

·	Level 1: Quoted prices in active markets for identical assets or liabilities.

·
Level 2: Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

·	Level 3: Significant unobservable inputs that cannot be corroborated by market data

Level 3 financial liabilities measured at fair value on a recurring basis consist of the contingent obligation to Skyword, the entity that sold Gather.com to Health Guru Media prior to the Company’s acquisition of Health Guru Media, for which there is no current market such that the determination of fair value requires significant judgment or estimation. Future payments are contingent on revenue levels and as a result, the liability is remeasured at fair value on a recurring basis. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The contingent consideration for the purchase of Gather.com consists of a five year arrangement to pay royalties to Skyword (“Skyward Royalty”). The Skyword Royalty is to be paid in quarterly installments and is based on revenues generated by the assets purchased. The Skyword Royalty is paid pursuant to the table below.

Skyword Royalty Payment Schedule	Royalty Rate Applied to Revenues for Stated Period
09/01/13 to 02/28/14	5%
03/01/14 to 8/31/14	15%
09/01/14 to 02/28/15	20%
03/01/15 to 09/15/17	25%

The royalty amount is capped and cannot exceed $2,000. At the end of the fifth year, there is a settlement provision. An amount representing $2,000 less the aggregate amount of Skyword Royalties paid through such fifth year is deemed the “Remainder.” If (i) the Remainder is $0, then no further action is necessary; (ii) if the Remainder is greater than $0, then Health Guru Media may pay the full dollar value of the Remainder to Skyword in full satisfaction of the obligation, or, (iii) if Health Guru Media does not exercise its option to pay the remainder in full, then Health Guru Media shall select a dollar value between $0 and the Remainder (“Settlement Value”). Skyword then has the option to accept receipt of the Settlement Value in full satisfaction or (iv) Skyword pays Health Guru Media the Settlement Value and thus reclaims all assets of the Gather business.

The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  The following table provides a summary of the assets that are measured at fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
December 31, 2013	$224,000	$-	$-	$224,000

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2013
Beginning balance at January 1, 2013	$0
Acquisition of contingent consideration associated with the Health Guru Media merger	224,000
Ending balance at December 31, 2013	$224,000

The contingent obligation to Skyword in connection with Health Guru Media’s purchase of Gather.com in September 2012 are classified within Level 3 of the valuation hierarchy. In order to determine the fair value of the contingent obligation to Skyword, using historical performance, the company estimates the future cash flows from the Gather.com website and then applies a discount rate of 35%.  This valuation is done quarterly and the contingent obligation is adjusted accordingly.

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s Chief Financial Officer, determines its valuation policies and procedures.  The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Chief Financial Officer.

Income Taxes
Income Taxes

In its interim financial statements, the Company follows the guidance in ASC 270, “Interim Reporting” and ASC 740 “Income Taxes”, whereby the Company utilizes the expected annual effective tax rate in determining its income tax provisions for the interim periods.  That rate differs from U.S. statutory rates primarily as a result of the valuation allowance recorded on net operating loss carryforwards and permanent differences between book and tax reporting.

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement, and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carry forwards will result in a benefit based on expected profitability by tax jurisdiction.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liabilities. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

The Company accounts for uncertain tax positions in accordance with ASC 740—“Income Taxes”. No uncertain tax provisions have been identified. The Company accrues interest and penalties, if incurred, on unrecognized tax benefits as components of the income tax provision in the accompanying unaudited interim condensed consolidated statements of operations.

In accordance with ASC 740, the Company evaluates whether a valuation allowance should be established against the net deferred tax assets based upon the consideration of all available evidence and using a “more likely than not” standard. Significant weight is given to evidence that can be objectively verified. The determination to record a valuation allowance is based on the recent history of cumulative losses and current operating performance. In conducting the analysis, the Company utilizes an approach, which considers the current year loss, including an assessment of the degree to which any losses are driven by items that are unusual in nature and incurred to improve future profitability. In addition, the Company reviews changes in near-term market conditions and any other factors arising during the period, which may impact its future operating results.

Income Taxes
The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statements, and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carry forwards will result in a benefit based on expected profitability by tax jurisdiction.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liabilities. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

The Company accounts for uncertain tax positions in accordance with ASC 740—“Income Taxes”. No uncertain tax provisions have been identified. The Company accrues interest and penalties, if incurred, on unrecognized tax benefits as components of the income tax provision in the accompanying consolidated statements of operations.

In accordance with ASC 740, the Company evaluates whether a valuation allowance should be established against the net deferred tax assets based upon the consideration of all available evidence and using a “more likely than not” standard. Significant weight is given to evidence that can be objectively verified. The determination to record a valuation allowance is based on the recent history of cumulative losses and current operating performance. In conducting the analysis, the Company utilizes an approach, which considers the current year loss, including an assessment of the degree to which any losses are driven by items that are unusual in nature and incurred to improve future profitability. In addition, the Company reviews changes in near-term market conditions and any other factors arising during the period, which may impact its future operating results.

During the year ended December 31, 2012, Kitara was treated as a partnership for income tax purposes and accordingly, was not subject to income taxes in any jurisdiction.   Accordingly, no provision for income taxes was reflected in the accompanying consolidated financial statements for the year ended December 31, 2012.

Net earnings per share
Net earnings per share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.  Diluted loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period.  Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method).   The computation of basic loss per share for the three months ended March 31, 2014 and 2013 excludes potentially dilutive securities. At March 31, 2014 and 2013, the Company excluded potentially dilutive securities (consisting solely of stock options) of 8,852,500 and 150,000, respectively, because their inclusion would be antidilutive.

Net (loss) per share
Basic net earnings per common share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of stock options. The computation of diluted earnings per share excludes those with an exercise price in excess of the average market price of the Company’s common shares during the periods presented.

The computation of diluted earnings per share excludes outstanding options in periods where the exercise of such options would be anti-dilutive. For the years ended December 31, 2013 and 2012 there were 9,150,000 and 150,000 options, respectively, excluded from the computation of earnings per share because they were anti-dilutive.

Stock Compensation Policy
Stock Compensation Policy
The Company accounts for stock based compensation in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”). ASC 718 establishes accounting for stock-based awards exchanged for employee services. Under the provisions of ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options are estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility over the most recent period equal to the expected term and evaluates the extent to which available information indicate that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. The simplified method assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires. The Company expenses stock-based compensation by using the straight-line method.

Reclassifications
Reclassifications
Certain amounts in the prior year financial statements have been reclassified for comparative purposes to conform to the presentation in the current year financial statements.  These reclassifications had no effect on previously reported loss.

Subsequent Events
Subsequent Events

The Company has evaluated events that occurred subsequent to March 31, 2014 through the date these financial statements were issued.  Management has concluded that no additional subsequent events required disclosure in these financial statements other than those identified in Note 8.

Subsequent Events
The Company has evaluated events that occurred subsequent to December 31, 2013 through the date these financial statements were issued. Management has concluded that no additional subsequent events required disclosure in these consolidated financial statements other than those identified in Note 15.

Recent Pronouncements
Recent Pronouncements
In July 2013, the Financial Accounting Standards Board (“FASB”) issued amended standards that provided explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward or a tax credit carry forward exists. The new guidance provides that a liability related to an unrecognized tax benefit would be presented as a reduction of a deferred tax asset for a net operating loss carry forward, a similar tax loss or a tax credit carry forward, if such settlement is required or expected in the event the uncertain tax position is disallowed. The new guidance becomes effective on January 1, 2014; it should be applied prospectively to unrecognized tax benefits that exist at the effective date with retrospective application permitted. The Company is currently assessing the impact of this new guidance.